June 7, 2023

BNY MELLON FUNDS TRUST

̶ BNY Mellon Government Money Market Fund

̶ BNY Mellon National Municipal Money Market Fund

Supplement to Current Prospectus

Effective on or about September 1, 2023 (the "Effective Date"), as to each money market fund, the following information supersedes and replaces any contrary information in the section "Fund Summary – Portfolio Management" in the funds' prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-investment adviser.

******

Effective as of the Effective Date, the following information supplements and replaces any contrary information in the section "Fund Details – Management – Sub-Advisers" in the funds' prospectus:

BNYM Investment Adviser has engaged its affiliate, Dreyfus, to serve as the sub-adviser of (i) BNY Mellon Government Money Market Fund and (ii) BNY Mellon National Municipal Money Market Fund. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108. As of March 31, 2023, Mellon Investments Corporation had approximately $788 billion of assets under management, which includes approximately $473 billion in assets managed by investment personnel of Mellon Investments Corporation acting in their capacity as officers of affiliated entities (including BNYM Investment Adviser). Dreyfus, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. A discussion regarding the basis for the board's approving the sub-investment advisory agreement between BNYM Investment Adviser and Dreyfus will be available in the fund's annual report.

******

Effective as of the Effective Date, as to each money market fund, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Fund Summary – Principal Investment Strategy" and "Fund Details -- BNY Mellon Government Money Market Fund" and "Fund Details -- BNY Mellon National Municipal Money Market Fund" in the funds' prospectus are replaced with "Dreyfus".

******

Effective as of the Effective Date, as to each money market fund, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Fund Summary –Principal Risks -- ESG evaluation risk" and "Fund Details – Glossary – Investment Risks – Money Market Funds -- ESG evaluation risk" in the funds' prospectus are replaced with "Dreyfus".

MFTS0623

June 7, 2023

BNY MELLON FUNDS TRUST

̶ BNY Mellon Government Money Market Fund

̶ BNY Mellon National Municipal Money Market Fund

Supplement to Current Prospectus

Effective on or about September 1, 2023 (the "Effective Date"), as to each fund, the following information supersedes and replaces any contrary information in the section "Fund Summary – Portfolio Management" in the funds' prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-investment adviser.

******

Effective as of the Effective Date, the following information supplements and replaces any contrary information in the section "Fund Details – Management – Investment Adviser" in the funds' prospectus:

BNYM Investment Adviser has engaged its affiliate, Dreyfus, to serve as the funds' sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108. As of March 31, 2023, Mellon Investments Corporation had approximately $788 billion of assets under management, which includes approximately $473 billion in assets managed by investment personnel of Mellon Investments Corporation acting in their capacity as officers of affiliated entities (including BNYM Investment Adviser). Dreyfus, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund's assets. A discussion regarding the basis for the board's approving the sub-investment advisory agreement between BNYM Investment Adviser and Dreyfus will be available in the fund's annual report.

******

Effective as of the Effective Date, as to each fund, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Fund Summary – Principal Investment Strategy" and "Fund Details -- Goal and Approach" in the funds' prospectus are replaced with "Dreyfus".

******

Effective as of the Effective Date, as to each fund, references to "BNY Mellon Investment Adviser, Inc." and "BNYM Investment Adviser" in the sections "Fund Summary -- Principal Risks -- ESG evaluation risk" and "Fund Details – Glossary – Investment Risks – ESG evaluation risk" in the funds' prospectus are replaced with "Dreyfus".

0559-0576S0623